Guaranteed Minimums (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 31,929,223	$ 30,998,857
Net amount at risk	723,781	1,024,331
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	23,400,820	22,106,973
Net amount at risk	$ 73,163	$ 144,789
Weighted age (years)	63 years 10 months	63 years 4 months
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 4,602,792	$ 4,799,853
Net amount at risk	$ 142,357	$ 265,614
Weighted age (years)	67 years 9 months	67 years 1 month
Guaranteed Minimum Death Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,602,988	$ 3,756,726
Net amount at risk	$ 484,301	$ 590,255
Weighted age (years)	71 years	70 years 2 months
Guaranteed Minimum Death Benefit | Ratchet and earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,072	$ 3,006
Net amount at risk	$ 885	$ 1,105
Weighted age (years)	84 years 4 months	83 years 2 months
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 84,191	$ 88,037
Net amount at risk	$ 692	$ 1,422
Weighted age (years)	76 years 1 month	75 years 8 months
Guaranteed Minimum Death Benefit | Earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 235,360	$ 244,262
Net amount at risk	$ 22,383	$ 21,146
Weighted age (years)	68 years 9 months	68 years 1 month
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 6,630,874	$ 7,153,980
Net amount at risk	728,744	935,316
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	92,121	103,455
Net amount at risk	$ 325	$ 390
Weighted age (years)	72 years 10 months	71 years 8 months
Guaranteed Minimum Income Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,885,185	$ 2,128,810
Net amount at risk	$ 4,526	$ 39,990
Weighted age (years)	70 years 3 months	69 years 4 months
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 4,653,568	$ 4,921,715
Net amount at risk	$ 723,893	$ 894,936
Weighted age (years)	67 years 6 months	66 years 8 months
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 6,938,088	$ 7,447,539
Net amount at risk	89,008	308,449
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	2,738,307	3,125,235
Net amount at risk	$ 10,160	$ 75,278
Weighted age (years)	69 years 10 months	68 years 9 months
Guaranteed Minimum Accumulation Benefit | Ten years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,212	$ 3,144
Net amount at risk	$ 1	$ 1
Weighted age (years)	82 years	81 years 2 months
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 613,746	$ 685,742
Net amount at risk	$ 1,218	$ 26,416
Weighted age (years)	63 years 10 months	63 years 2 months
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 250,033	$ 271,947
Net amount at risk	$ 4,559	$ 17,557
Weighted age (years)	60 years 6 months	59 years 9 months
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,332,790	$ 3,361,471
Net amount at risk	$ 73,070	$ 189,196
Weighted age (years)	61 years 10 months	61 years 3 months
Guaranteed Minimum Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 15,818,164	$ 15,590,405
Net amount at risk	3,027,521	2,787,854
Guaranteed Minimum Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 707,212	$ 689,570
Weighted age (years)	69 years	68 years 6 months
Guaranteed Minimum Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 921,876	$ 951,084
Net amount at risk	$ 171,135	$ 182,920
Weighted age (years)	68 years 8 months	68 years 1 month
Guaranteed Minimum Withdrawal Benefit | Life benefit with automatic reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,471,419	$ 1,498,005
Net amount at risk	$ 194,438	$ 205,492
Weighted age (years)	65 years 2 months	64 years 4 months
Guaranteed Minimum Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 28,562	$ 30,070
Net amount at risk	$ 6,286	$ 6,520
Weighted age (years)	70 years 2 months	69 years 1 month
Guaranteed Minimum Withdrawal Benefit | Life benefit with 10% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,109,985	$ 1,138,409
Net amount at risk	$ 348,423	$ 338,886
Weighted age (years)	64 years 7 months	63 years 9 months
Guaranteed Minimum Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 11,579,110	$ 11,283,267
Net amount at risk	$ 2,307,239	$ 2,054,036
Weighted age (years)	61 years 3 months	60 years 8 months